Common Shares Common Shares Narrative (Details) $ / shares in Units, $ in Thousands		6 Months Ended	9 Months Ended
	Apr. 07, 2020 $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2020 USD ($) $ / shares shares	Sep. 30, 2019 USD ($) shares	Apr. 06, 2020 shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 shares
Class of Stock [Line Items]
Dividends, Common Stock, Cash | $			$ 2,600
Common Stock, Dividends, Per Share, Cash Paid | $ / shares			$ 0.30
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.01	$ 0.01	$ 0.01
Common Stock, Shares, Outstanding	7,200,000		12,386,880			7,248,180
Stockholders Equity Note, Reverse Stock Split Conversion Ratio	10		10
Common Stock, Shares Authorized	31,900,000		31,875,000		72,500,000	21,250,000
Proceeds from Issuance of Common Stock | $		$ 82,300	$ 82,254	$ 0
Shares Issued, Price Per Share | $ / shares		$ 18.46
Unamortized deferred financing costs | $			$ 8,808			$ 10,325
Scorpio Services Holding Limited
Class of Stock [Line Items]
Equity Issued to Related Party		950,000
Equity Ownership by Related Party		16.10%	20.00%
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues		4,700,000	4,715,000
Common Stock, Shares, Outstanding			12,386,880	7,248,796		7,248,180	7,121,726